Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

	December 31, 2015	December 31, 2014
Leases receivable–non-current(1)	$125	$137
Capitalized repair and maintenance costs	149	185
Pension assets(2)	138	—
Advances and deposits	11	17
Deferred income taxes	47	10
Miscellaneous(3)	38	28
Total	$508	$377

(1)	Leases receivable includes direct financing leases of property at two locations. See Note 10 for further information.
(2)	Pension assets represent pension plans commencing in 2015. See Note 21 for further information.
(3)	Miscellaneous includes prepaid expenses for royalty fees, vendor supply agreements and taxes other than income taxes, deferred financing fees related to the Revolving Credit Facility of $19 at December 31, 2015, as well as capitalized expenses for the preparation of future landfill cells at Titanium Technologies’ New Johnsonville plant site.